                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3/31/2003

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kramer Spellman, L.P.

Address: 600 Madison Ave.
         18th Floor
         New York, New York 10022

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ezra Levy

Title: CFO

Phone: 212-421-3737

Signature, Place, and Date of Signing:

/s/ Ezra Levy                 New York, New York                5/9/2003
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                      3/31/2003

ABN AMRO SECURITIES LLC                                                       1


     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----
USD

FORTRESS
  INVESTMENT
  CORP                 OTC EQ        5N73884       374243      19697    N    X                    KRAM        19697      0      0

AMERICAN
  FINANCIAL
  REALTY               PREFER        02607P206    1518750      135000   N    X                    KRAM       135000      0      0

AMBASE CORP            OTC EQ         23164106     212100      282800   N    X                    KRAM       282800      0      0

ACE LTD-ORD            COMMON        G0070K103     506625      17500    N    X                    KRAM        17500      0      0

ASTORIA
  FINANCIAL
  CORP                 COMMON         46265104     232300      10000    N    X                    KRAM        10000      0      0

AON CORP               COMMON         37389103     808588      39100    N    X                    KRAM        39100      0      0

*** NT
  BUTTERFIELD          OTC EQ        G0772R109     442240      13820    N    X                    KRAM        13820      0      0

BROOKLINE
  BANCORP
  INC                  OTC EQ        11373M107     425680      34000    N    X                    KRAM        34000      0      0

CERES GROUP
  INC                  OTC EQ        156772105    3190377      1933562  N    X                    KRAM      1933562      0      0

CENTEX CORP            COMMON        152312104     489240      9000     N    X                    KRAM         9000      0      0

E TRADE
  GROUP INC            COMMON        269246104      63150      15000    N    X                    KRAM        15000      0      0

FRIEDMAN
  BILLINGS
  RAMSEY G             COMMON        358434108    1550144      169600   N    X                    KRAM       169600      0      0

FOG CUTTER
  CAPITAL
  GROUP I              OTC EQ        34416Q109     643027      119300   N    X                    KRAM       119300      0      0

FIRST
  INVESTORS
  FINANCIAL            OTC EQ        32058A101     458185      123500   N    X                    KRAM       123500      0      0

FIRST NIAGARA
  FINL GROUP I         OTC EQ        33582V108    1130611      96214    N    X                    KRAM        96214      0      0

FREDDIE
  MCA-VOTING
  COMMON               COMMON        313400301     265500      5000     N    X                    KRAM         5000      0      0

HANA BANK              FSTK            6076470     183028      28000    N    X                    KRAM        28000      0      0

HUDSON CITY
  BANCORP INC          OTC EQ        443683107     506000      25000    N    X                    KRAM        25000      0      0

HAWTHORNE
  FINANCIAL CORP       OTC EQ        420542102     384280      13000    N    X                    KRAM        13000      0      0

IPC HOLDINGS LTD       OTC EQ        G4933P101     872610      29000    N    X                    KRAM        29000      0      0

MBNA CORP              COMMON        55262L100     150500      10000    N    X                    KRAM        10000      0      0

ACCREDITED HOME
  LENDERS              OTC EQ        00437P107     533400      60000    N    X                    KRAM        60000      0      0

MEGO FINANCIAL
  CORP NEW             OTC EQ        LESR          127500      150000   N    X                    KRAM       150000      0      0

MEADOWBROOK
  INSURANCE GROU       COMMON        58319P108    3517125      1412500  N    X                    KRAM      1412500      0      0

MUENCHENER
  RUECKVERSICHE-       FSTK            5294121     435387      7500     N    X                    KRAM         7500      0      0

METRIS
  COMPANIES INC        COMMON        591598107     901225      383500   N    X                    KRAM       383500      0      0

NEW CENTURY
  FINANCIAL CORP       OTC EQ        64352D101     608030      19500    N    X                    KRAM        19500      0      0

NEWHALL LAND &
  FARMING CO-          COMMON        651426108     566865      19500    N    X                    KRAM        19500      0      0

NEOSE
  TECHNOLOGIES
  INC                  OTC EQ        640522108     474145      66500    N    X                    KRAM        66500      0      0

OCWEN FINANCIAL
  CORP                 COMMON        675746101    2699602      893908   N    X                    KRAM       893908      0      0

OLD STONE
  CORP-12%
  CONV PF              OTC EQ        680293305     120450      21900    N    X                    KRAM        21900      0      0

PENNFED
  FINANCIAL
  SERVICES             OTC EQ        708167101     568675      21500    N    X                    KRAM        21500      0      0

PMA CAPITAL
  CORP - CL A          OTC EQ        693419202     108320      16000    N    X                    KRAM        16000      0      0

PENN-AMERICA
  GROUP INC            COMMON        707247102     501874      49300    N    X                    KRAM        49300      0      0

PLATINUM
  UNDERWRITERS         COMMON        G7127P100     380250      15000    N    X                    KRAM        15000      0      0

PACIFIC UNION
  BANK CALIF           OTC EQ        695025106     241813      20900    N    X                    KRAM        20900      0      0

RAIT INVESTMENT
  TRUST                COMMON        749227104     378088      16700    N    X                    KRAM        16700      0      0

REVLON INC-CL A        COMMON        761525500     211140      76500    N    X                    KRAM        76500      0      0

RESOURCE AMERICA
  INC NEW              OTC EQ        761195205    1477838      185658   N    X                    KRAM       185658      0      0

SAFETY INSURANCE
  GROUP INC            OTC EQ        78648T100     685378      52600    N    X                    KRAM        52600      0      0

SAXON CAP INC          OTC EQ        80556P302     266200      20000    N    X                    KRAM        20000      0      0

SCOTTISH ANNUITY
  & LIFE               COMMON        G7885T104     749060      43000    N    X                    KRAM        43000      0      0

SOVEREIGN BANCORP
  INC                  COMMON        845905108     721585      52100    N    X                    KRAM        52100      0      0

MEDALLION
  FINANCIAL
  CORP                 OTC EQ        583928106     501795      123900   N    X                    KRAM       123900      0      0

TAYC CPAITAL
  TRUST I              OTC EQ        87216N205     271300      10000    N    X                    KRAM        10000      0      0

TENET HEALTHCARE
  CORP                 COMMON        88033G100     208750      12500    N    X                    KRAM        12500      0      0

TOLL BROTHERS
  INC                  COMMON        889478103     424600      22000    N    X                    KRAM        22000      0      0

TYCO
  INTERNATIONAL
  LTD                  COMMON        902124106    1195980      93000    N    X                    KRAM        93000      0      0

UNION ACCEPTANCE
  CORP                 OTC EQ        904832102     121096      515300   N    X                    KRAM       515300      0      0

UNITED AUTO
  GROUP INC            COMMON        909440109     176250      15000    N    X                    KRAM        15000      0      0

PHOENIX COMPANIES
  INC                  COMMON        71902E109     347520      48000    N    X                    KRAM        48000      0      0


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